NOTE 12 - Share Capital: Schedule of Warrants outstanding (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Warrants outstanding

Warrants Outstanding
December 31, 2024	Exercise Price	Expiry Date
518,174 (*)	$7.77 (*)	October 30, 2025
150,978	$11.52	December 28, 2025
1,178,501	$7.77	October 30, 2025
180,715	$7.77	December 22, 2025
2,028,368	-	-